Financial instruments per category - Other financial liabilities at amortized cost (Details) - Amortized cost - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Other financial liabilities	$ 14,115	$ 14,025
Advance invoiced customers
Disclosure of financial liabilities [line items]
Other financial liabilities	5,447	7,367
Accounts payable
Disclosure of financial liabilities [line items]
Other financial liabilities	$ 8,668	$ 6,658